Accounting Policies - Summary of Standards, Interpretations and Amendments to Published Standards Which Are Not Yet Effective (Detail)	12 Months Ended
Dec. 31, 2017
IFRS 2 Share-based payments [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 2 Share-based payments
Nature of the change	Amendments
Salient features of the changes	• The amendments cover three accounting areas: - Measurement of cash-settled share-based payments; - Classification of share-based payments settled net of tax withholdings; and - Accounting for a modification of a share-based payment from cash-settled to equity-settled. • The amendment does not have a material impact on the Group.
Effective Date	Jan. 01, 2018
IFRS 9 Financial Instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 9 Financial Instruments
Nature of the change	New standard
Salient features of the changes	• This IFRS sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments. The Group will adopt IFRS 9 on 1 January 2018; • This IFRS contains a new classification and measurement approach for financial assets that reflects the business model in which the assets are managed and their cash flow characteristics. The three principal classification categories for financial assets are: measured at amortised cost, fair value through profit or loss ("FVTPL") and fair value through other comprehensive income ("FVOCI"); • Based on the Group's assessment, the Group believes that the new classification if applied at 31 December 2017, would not have a significant impact on its accounting for financial assets. The Group's available-for-sale financial assets will be designated at FVOCI; and • The new measurement principles will not have a material impact on the Group.
Effective Date	Jan. 01, 2018
IFRS 15 Revenue from contracts with customers [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 15 Revenue from contracts with customers
Nature of the change	New standard
Salient features of the changes	• This IFRS introduces a new revenue recognition model for contracts with customers and establishes a comprehensive framework for determining whether, how much and when revenue is recognised. IFRS 15 also includes extensive new disclosure requirements; • The Group has assessed the impact of adopting IFRS 15 and has determined the impact as follows: • Revenue will be recognised when the customer takes control of the gold, copper and silver. The timing of recognition of revenue will no longer be when risks and rewards of ownership pass to the customer; • The change in timing of revenue recognition will result in revenue at the South African and Australian operations being recognised on settlement date (date when control passes) and not contract date (previous date when risks and rewards of ownership pass). There is no change to the revenue recognition at any of the other operations given that the date of control is the same date as when risks and rewards of ownership pass. The change in timing of revenue recognition for the South African and Australian operations will be that revenue will be recognised approximately two days later than it currently is recognised. As approximately 0.3% of 2017 revenue will now be recognised in 2018, the adoption of IFRS 15 will not have a material impact on the revenue of the Group; and • The Group will adopt IFRS 15 using the cumulative effect method, with the effect of initially applying this standard at the date of initial application (i.e. 1 January 2018). As a result, the Group will not apply the requirements of IFRS 15 to the comparative periods presented.
Effective Date	Jan. 01, 2018
IFRS 16 Leases [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 16 Leases
Nature of the change	New standard
Salient features of the changes	• This IFRS sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer ('lessee') and the supplier ('lessor'); • IFRS 16 replaces the previous leases Standard, IAS 17 Leases, and related Interpretations; • IFRS 16 has one model for lessees which will result in almost all leases being included on the statement of financial position. No significant changes have been included for lessors; and • Management has commenced compiling a list of all potential leases and is in the process of reviewing all such contracts in order to assess the impact the standard will have on the Group.
Effective Date	Jan. 01, 2019
IFRIC 23 Uncertainty over Income Tax Treatments [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRIC 23 Uncertainty over Income Tax Treatments
Nature of the change	New interpretation
Salient features of the changes	• This interpretation clarifies the accounting for income tax treatments that have yet to be accepted by tax authorities; • IFRIC 23 specifically clarifies how to incorporate this uncertainty into the measurement of tax as reported in the financial statements; • IFRIC 23 does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about judgements made, assumptions and other estimates used and the potential impact of uncertainties that are not reflected • The interpretation will not have a material impact on the Group.
Effective Date	Jan. 01, 2019